Related party transactions - Narrative (Details) (USD $)	9 Months Ended	12 Months Ended		12 Months Ended			0 Months Ended	9 Months Ended	0 Months Ended		0 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			0 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		9 Months Ended		0 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended			9 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended					9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended			0 Months Ended
	Sep. 30, 2013 sqft	Dec. 31, 2012 sqft	Jul. 22, 2013	Dec. 31, 2012 Office space and warehouse facilities	Dec. 31, 2011 Office space and warehouse facilities	Dec. 31, 2010 Office space and warehouse facilities	Mar. 14, 2013 Prepayment from Related Party for Future Purchases [Member]	Sep. 30, 2013 Prepayment from Related Party for Future Purchases [Member]	Sep. 30, 2012 Convertible debentures Common stock	Dec. 31, 2012 Convertible debentures Common stock	Sep. 30, 2012 Convertible debentures Conversion of principal amount	Sep. 30, 2012 Convertible debentures Conversion of accrued interest	Dec. 31, 2012 Affiliated companies	Dec. 31, 2011 Affiliated companies	Dec. 31, 2010 Affiliated companies	Sep. 30, 2013 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Sep. 30, 2012 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2012 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2011 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2010 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Oct. 20, 2009 Affiliated companies American DG Energy	Sep. 30, 2013 Affiliated companies American DG Energy	Sep. 30, 2012 Affiliated companies American DG Energy	Dec. 31, 2012 Affiliated companies American DG Energy	Dec. 31, 2011 Affiliated companies American DG Energy	Dec. 31, 2010 Affiliated companies American DG Energy	May 11, 2009 Management	Sep. 24, 2011 Management Common stock	May 11, 2009 Management Convertible debentures	Sep. 30, 2013 Management Convertible debentures	Dec. 31, 2012 Management Convertible debentures	Sep. 24, 2001 Management Convertible debentures	Sep. 24, 2011 Management Convertible debentures Conversion of accrued interest	May 11, 2009 Management Demand notes	Sep. 30, 2013 Management Ilois	Sep. 24, 2001 Member of board of directors Convertible debentures	May 11, 2009 Member of board of directors Convertible debentures Conversion of principal amount	Dec. 31, 2012 Member of board of directors Convertible debentures Conversion of accrued interest	Dec. 31, 2011 Member of board of directors Convertible debentures Conversion of accrued interest	Dec. 31, 2010 Member of board of directors Convertible debentures Conversion of accrued interest	Sep. 30, 2013 Member of board of directors American DG Energy	Dec. 31, 2012 Member of board of directors American DG Energy	Sep. 30, 2013 Member of board of directors Ilois	Dec. 31, 2012 Member of board of directors Ilois	Sep. 24, 2011 Member of board of directors Ilois Convertible debentures Common stock	May 11, 2009 Member of board of directors Ilois Convertible debentures Common stock	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos)	Sep. 30, 2013 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Chief Executive Officer (John N. Hatsopoulos)	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Conversion of principal amount	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Conversion of accrued interest	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Conversion of accrued interest Common stock	Sep. 24, 2001 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Conversion of principal amount	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Conversion of accrued interest	Nov. 30, 2012 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 07, 2011 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 10, 2008 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 30, 2013 Chief Executive Officer (John N. Hatsopoulos) American DG Energy	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos) American DG Energy	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Ilois Convertible debentures Common stock	Sep. 30, 2013 Chairman GlenRose Instruments	Dec. 31, 2012 Chairman GlenRose Instruments	Dec. 31, 2012 Investor American DG Energy	Sep. 30, 2013 Investor Ilois	Sep. 30, 2013 Investor GlenRose Instruments	Dec. 31, 2012 Investor GlenRose Instruments	Sep. 30, 2013 Investor Pharos	Dec. 31, 2012 Investor Pharos	Sep. 30, 2013 Investor Levitronix	Dec. 31, 2012 Investor Levitronix	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Common stock	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of principal amount	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of accrued interest	Sep. 24, 2001 Nia Marie Hatsopoulos Convertible debentures	Sep. 30, 2012 Nia Marie Hatsopoulos Convertible debentures Common stock	Sep. 24, 2011 Nia Marie Hatsopoulos Convertible debentures Common stock	Sep. 24, 2001 Alexander J. Hatsopoulos Convertible debentures	Sep. 30, 2012 Alexander J. Hatsopoulos Convertible debentures Common stock	Sep. 24, 2011 Alexander J. Hatsopoulos Convertible debentures Common stock
Related Party Transaction [Line Items]
Number of affiliated companies													5
Related party ownership percentage																																									13.90%	14.30%	6.70%	7.00%													6.00%	6.00%	5.00%	10.70%	10.80%		15.70%	15.70%	3.10%	3.00%	15.70%	15.70%	24.40%	24.40%	21.40%	21.40%
Revenue from related parties																						$ 546,279	$ 1,596,420	$ 3,795,666	$ 713,267	$ 1,658,471
Related party transactions agreement term																					5 years
Related party transactions agreement term, renewal period																					1 year
Principal amount																																330,000				200,000															213,716			100,000			300,000	750,000	250,000																	50,000			50,000
Related party debt, stated interest rate																														6.00%	6.00%																		1.50%								6.00%	6.00%	5.00%
Debt conversion, amount converted											100,000	6,100																					72,960				109,033	90,967	190,967	190,967												36,284			427,432	72,568																		30,000	14,433
Debt conversion, number of shares issued									85,240																																				6,474	400,000	500,000						500,000									1,000,000											37,028				42,620	15,003		42,620	15,003
Conversion price in usd per share										$ 1.20																		$ 2.00		$ 1.20	$ 1.20															$ 0.50																$ 0.50											$ 1.20
Officers' Compensation																																																1.00
Percentage of time spent on company affairs																																																50.00%	20.00%
Sublease rental				173,898	185,596	196,466										93,167	126,399	158,898	185,596	196,466
Sublease operating expenses offset																64,932	88,021	101,218	224,700	142,050
Headquarters consisting of office and storage space (in square feet)	27,000	27,000
Due from related party														299,739	98,230									70,811
Number of shares of subsidiary common stock sold by the Company																																			1,400,000
Subsidiary common stock sold by the Company, price in usd per share																																			$ 0.50
Extinguishment of debt, principal amount																													109,033					427,432
Extinguishment of debt, accrued interest																											163,535
Due to related party	396,328																					396,328
Prepayments received from related party							827,747	420,317
Discount rate on related party prepaid purchases								6.00%
Working capital line of credit with related party																																																1,500,000		1,000,000
Line of Credit Facility, Amount Outstanding			$ 1,055,000																																													$ 1,200,000